Cover Page	Oct. 13, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 13, 2020
Entity Registrant Name	Axovant Gene Therapies Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-37418
Entity Tax Identification Number	98-1333697
Entity Address, Address Line One	Suite 1, 3rd Floor
Entity Address, Address Line Two	11-12 St. James's Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4LB
Entity Address, Country	GB
Country Region	44
City Area Code	203
Local Phone Number	997 8931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.00001 per share
Trading Symbol	AXGT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001636050